UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD July 25, 2008
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	142
Form 13F Information Table Value Total: 	$232,398

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      823    24429 SH       SOLE                    24429
ATC Healthcare, Inc.           COM              00209C102        2    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5060    95519 SH       SOLE                    95519
Aflac Inc.                     COM              001055102      330     5255 SH       SOLE                     5255
Allied Capital Corp.           COM              01903Q108      216    15525 SH       SOLE                    15525
American Express Co.           COM              025816109      939    24924 SH       SOLE                    24924
American International Group,  COM              026874107     2766   104551 SH       SOLE                   104551
Apple Computer                 COM              037833100     1154     6893 SH       SOLE                     6893
Automatic Data Processing, Inc COM              053015103      619    14780 SH       SOLE                    14780
BP PLC ADR                     COM              055622104      334     4794 SH       SOLE                     4794
Baker Hughes Inc.              COM              057224107     2549    29190 SH       SOLE                    29190
Bank of America Corp.          COM              060505104     3669   153717 SH       SOLE                   153717
Barr Pharmaceuticals, Inc.     COM              068306109     5130   113794 SH       SOLE                   113794
Berkshire Hathaway, Inc.- CL A COM              084670108      241        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     5336     1330 SH       SOLE                     1330
Buckeye Partners UTS Limited P COM              118230101      345     8070 SH       SOLE                     8070
CSX Corp., Inc.                COM              126408103      352     5600 SH       SOLE                     5600
CVS Caremark Corp.             COM              126650100     7872   198950 SH       SOLE                   198950
Charles Schwab Corp., Inc.     COM              808513105     2015    98115 SH       SOLE                    98115
Chevron Corp.                  COM              166764100     1500    15128 SH       SOLE                    15128
Chipotle Mexican Grill - CL B  COM              169656204     1111    14740 SH       SOLE                    14740
Chipotle Mexican Grill Inc.    COM              169656105     5183    62732 SH       SOLE                    62732
Cisco Systems, Inc.            COM              17275R102     5356   230288 SH       SOLE                   230288
Citigroup, Inc.                COM              172967101      665    39680 SH       SOLE                    39680
Citizens Communications        COM              17453B101      280    24727 SH       SOLE                    24727
Coca-Cola Co.                  COM              191216100      529    10183 SH       SOLE                    10183
Colgate Palmolive Co.          COM              194162103      352     5101 SH       SOLE                     5101
Conocophillips                 COM              20825C104     1728    18311 SH       SOLE                    18311
Constellation Energy Group, In COM              210371100      864    10530 SH       SOLE                    10530
Coventry Health Care Inc.      COM              222862104      277     9100 SH       SOLE                     9100
Covidien Ltd.                  COM              G2552X108      202     4219 SH       SOLE                     4219
Dentsply Intl Inc.             COM              249030107      299     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      897    18880 SH       SOLE                    18880
Duke Energy Corp.              COM              26441C105      436    25080 SH       SOLE                    25080
Education Realty Trust Inc.    COM              28140H104      599    51425 SH       SOLE                    51425
Eli Lilly & Co.                COM              532457108      413     8940 SH       SOLE                     8940
Enbridge Energy Partners LP    COM              29250R106     2783    55325 SH       SOLE                    55325
Express Scripts, Inc.          COM              302182100    14172   225950 SH       SOLE                   225950
Exxon Mobil Corp               COM              30231G102     8441    95778 SH       SOLE                    95778
FPL Group Inc.                 COM              302571104      243     3700 SH       SOLE                     3700
General Electric Co., Inc.     COM              369604103     5590   209458 SH       SOLE                   209458
GlaxoSmithKline PLC            COM              37733W105      323     7314 SH       SOLE                     7314
Glimcher Realty Trust REIT     COM              379302102      564    50420 SH       SOLE                    50420
Goldman Sachs Group Inc.       COM              38141G104     1004     5738 SH       SOLE                     5738
Google Inc.                    COM              38259P508     1983     3767 SH       SOLE                     3767
HCP, Inc.                      COM              40414L109     2289    71973 SH       SOLE                    71973
Halliburton, Inc.              COM              406216101     4258    80235 SH       SOLE                    80235
Health Care Reit Inc.          COM              42217K106     1586    35651 SH       SOLE                    35651
Healthextras, Inc.             COM              422211102     7329   243154 SH       SOLE                   243154
Heinz (H.J.), Inc.             COM              423074103     3883    81140 SH       SOLE                    81140
Hewlett-Packard Company        COM              428236103      603    13649 SH       SOLE                    13649
Home Depot, Inc.               COM              437076102      239    10200 SH       SOLE                    10200
Infinera Corp.                 COM              45667G103      241    27309 SH       SOLE                    27309
Intel Corp.                    COM              458140100     5673   264126 SH       SOLE                   264126
Intl Business Machines, Corp.  COM              459200101      949     8003 SH       SOLE                     8003
Jacobs Engineering Group       COM              469814107      213     2638 SH       SOLE                     2638
Johnson & Johnson              COM              478160104     5672    88158 SH       SOLE                    88158
Kinder Morgan Energy Unit LTD  COM              494550106     2827    50731 SH       SOLE                    50731
Laboratory Corporation of Amer COM              50540R409      225     3235 SH       SOLE                     3235
Legg Mason, Inc.               COM              524901105     1115    25582 SH       SOLE                    25582
MDU Resources Group            COM              552690109      471    13500 SH       SOLE                    13500
Marathon Oil Corp.             COM              565849106      388     7488 SH       SOLE                     7488
McCormick & Co., Inc. - Voting COM              579780107     3614   101217 SH       SOLE                   101217
McCormick & Company, Inc.      COM              579780206     1898    53223 SH       SOLE                    53223
McDonald's Corp., Inc.         COM              580135101      489     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      280     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      389     8232 SH       SOLE                     8232
Medtronic, Inc.                COM              585055106     4556    88047 SH       SOLE                    88047
Merck & Co., Inc.              COM              589331107      379    10067 SH       SOLE                    10067
Microsoft Corp.                COM              594918104     6233   226576 SH       SOLE                   226576
Muni MTG & Equity LLC Growth S COM              62624B101       42    14100 SH       SOLE                    14100
Nationwide Health Ppty         COM              638620104      743    23591 SH       SOLE                    23591
Nokia Corp Sponsored ADR       COM              654902204      338    13800 SH       SOLE                    13800
Oceaneering Intl Inc.          COM              675232102      331     4300 SH       SOLE                     4300
Omega Healthcare Invs REIT     COM              681936100      216    13000 SH       SOLE                    13000
Omniture, Inc.                 COM              68212S109    19185  1033125 SH       SOLE                  1033125
Oracle Corp.                   COM              68389X105      365    17384 SH       SOLE                    17384
PNC Bank Corporation, Inc      COM              693475105      231     4049 SH       SOLE                     4049
PPL Corporation                COM              69351T106      226     4330 SH       SOLE                     4330
Pepsico, Inc.                  COM              713448108     6171    97041 SH       SOLE                    97041
Pfizer, Inc.                   COM              717081103     1873   107199 SH       SOLE                   107199
Philip Morris International In COM              718172109      436     8820 SH       SOLE                     8820
Plum Creek Timber Co. REIT     COM              729251108     1158    27105 SH       SOLE                    27105
Procter & Gamble, Co.          COM              742718109     3120    51308 SH       SOLE                    51308
Provident Bankshares, Inc.     COM              743859100      129    20182 SH       SOLE                    20182
Provident Energy Trust F Trust COM              74386K104      224    19600 SH       SOLE                    19600
Qualcomm, Inc.                 COM              747525103     3182    71725 SH       SOLE                    71725
Rock-Tenn Company-CL A         COM              772739207     2181    72717 SH       SOLE                    72717
Royal Dutch Shell              COM              780259206      466     5700 SH       SOLE                     5700
SPX Corporation                COM              784635104     1041     7900 SH       SOLE                     7900
Sandy Spring Bancorp, Inc.     COM              800363103      171    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      705     6560 SH       SOLE                     6560
Simon Property Group           COM              828806109      301     3346 SH       SOLE                     3346
Spectra Energy Corp.           COM              847560109      252     8782 SH       SOLE                     8782
Startech Environmental Corp.   COM              855906103       10    10050 SH       SOLE                    10050
Symantec Corp.                 COM              871503108      652    33700 SH       SOLE                    33700
T.Rowe Price Group, Inc.       COM              74144T108      710    12577 SH       SOLE                    12577
Target Corp.                   COM              87612E106      230     4943 SH       SOLE                     4943
Teco Energy Inc.               COM              872375100      348    16180 SH       SOLE                    16180
Tellabs, Inc.                  COM              879664100      172    37000 SH       SOLE                    37000
Time Warner Inc.               COM              887317105     1695   114504 SH       SOLE                   114504
URS Corp.                      COM              903236107     3148    75005 SH       SOLE                    75005
Under Armour, Inc.             COM              904311107     2715   105905 SH       SOLE                   105905
Verizon Communications         COM              92343V104      478    13514 SH       SOLE                    13514
WGL Holdings, Inc.             COM              92924F106      268     7725 SH       SOLE                     7725
Wal-Mart Company, Inc.         COM              931142103      963    17140 SH       SOLE                    17140
Walt Disney Company, Inc.      COM              254687106      344    11027 SH       SOLE                    11027
Weingarten Realty Investment S COM              948741103      322    10605 SH       SOLE                    10605
Wells Fargo Inc.               COM              949746101      226     9516 SH       SOLE                     9516
Wyeth                          COM              983024100      308     6418 SH       SOLE                     6418
Zimmer Holdings, Inc.          COM              98956P102      670     9845 SH       SOLE                     9845
Felcor Lodging Trust PFD A Con PFD              31430F200      672    35250 SH       SOLE                    35250
Barclays Bank iPath DJ AIG Com COM              06738C778      271 3795.0000SH       SOLE                3795.0000
Calamos Conv Opportunity Fund  COM              128117108      157 11165.0000SH      SOLE               11165.0000
Cohen & Steers REIT & Utility  COM              19247Y108      441 25094.2130SH      SOLE               25094.2130
DWS Rreef Real Estate Fund, In COM              233384106      162 10076.0000SH      SOLE               10076.0000
Ing Clarion Glb Re Est Incm Fu COM              449788108      184 13900.0000SH      SOLE               13900.0000
MS India Investment Fund       COM              61745C105      950 42183.0000SH      SOLE               42183.0000
Nicholas Applegate Conv & Inco COM              65370F101      337 28450.0000SH      SOLE               28450.0000
Nuveen Equity Premier Income F COM              6706ER101      559 37385.0000SH      SOLE               37385.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      750 48835.0000SH      SOLE               48835.0000
Nuveen Select Mat Mun Shares B COM              67061T101      244 25050.0000SH      SOLE               25050.0000
iPath MSCI India Index ETN     COM              06739F291      585 11203.0000SH      SOLE               11203.0000
iShares MSCI BRIC Index        COM              464286657      620 11900.0000SH      SOLE               11900.0000
iShares MSCI Brazil Index Fund COM              464286400      421 4720.0000SH       SOLE                4720.0000
iShares MSCI EAFE Index Fund   COM              464287465     3447 50193.0000SH      SOLE               50193.0000
iShares MSCI Emerging Markets  COM              464287234      202 1486.0000SH       SOLE                1486.0000
iShares MSCI Hong Kong Index F COM              464286871      747 44125.0000SH      SOLE               44125.0000
iShares MSCI Japan Index Fund  COM              464286848      882 70750.0000SH      SOLE               70750.0000
iShares MSCI Pacific Ex-Japan  COM              464286665      271 1995.0000SH       SOLE                1995.0000
iShares MSCI Taiwan Index Fund COM              464286731     1459 103285.0000SH     SOLE              103285.0000
iShares Russell 1000 Growth    COM              464287614      826 14961.0000SH      SOLE               14961.0000
iShares Russell 1000 Value     COM              464287598      423 6125.0000SH       SOLE                6125.0000
iShares Russell 2000 Index Fun COM              464287655     1750 25346.0000SH      SOLE               25346.0000
iShares Russell MidCap Index F COM              464287499      822 8580.0000SH       SOLE                8580.0000
iShares Russell Midcap Value I COM              464288406      643 5000.0000SH       SOLE                5000.0000
iShares S&P Euro 350 Index Fun COM              464287861      673 6922.0000SH       SOLE                6922.0000
iShares TR Lehman Aggregate Bo COM              464287226      313 3114.0000SH       SOLE                3114.0000
iShares Tr Dow Jones RE US Rea COM              464287739      664 10915.0000SH      SOLE               10915.0000
iShares Trust Index Fund FTSE  COM              464287184     2691 20567.0000SH      SOLE               20567.0000
iShares Trust Russell 2000 Gro COM              464287648      663 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     1874 14638.0000SH      SOLE               14638.0000